Cash and Cash Equivalents and Financial Investments - Financial investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents and financial investments details1 [abstract]
Financial investments in local currency, fixed-income securities and funds	R$ 2,610,686	R$ 2,537,315
Financial investments in foreign currency, fixed-income securities and funds	303,417	154,811
Currency and interest rate hedging instruments	682,615	363,329
Total financial investments	3,596,718	3,055,455
Current	3,090,212	2,853,106
Non-current	R$ 506,506	R$ 202,349